Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Babson Capital Funds Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 13, 2015